RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Components (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011 Y	Oct. 31, 2010	Oct. 31, 2009
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Fair value of plan assets of the DPSP for US employees	$ 515	$ 516
Defined benefit obligation for DPSP for US Employees	515	516
Percentage maximum of an employees annual eligible compensation in the 401(k) plan (in hundredths)	4.00%
Maximum contribution percentage of an employee's annual eligible compensation (in hundredths)	50.00%
The amount of 401(k) plan expense included in income from operations	24	21	23
Eligible retiree determinate age at January 1, 2005, for Post-retirement medical benefit plan (in years)	50 years
Post-retirement medical benefit plan age and service requirement description	age 55 with 15 or more years of service
Post-retirement medical benefit plan age and service requirement description, effective January 1, 2012, description	(Effective January 1, 2012, employees who were at least age 50 as of January 1, 2005 and who retire after age 55 with 15 or more years of service are eligible for fixed dollar subsidies and stipends. Grandfathered retirees receive a fixed monthly subsidy toward pre-65 premium costs subsidy capped at 2011 levels and a fixed monthly stipend post-65. The subsidy amounts do not increase. We will no longer offer group insurance to the Medicare-eligible population with some exceptions. Pre-65 eligible retirees are eligible for group insurance or managed care benefits.)
Accumulated Prospective Benefit Obligation	194
Formula component of age for percentage monthly eligible earnings payable as lump sum	65
Age at which current formula defines a monthly annuity pay	65
Target allocation percentages of assets [Abstract]
Target allocation for the deferred profit sharing plan percentage of assets, equity securities (in hundredths)	60.00%
Target allocation for the deferred profit sharing plan percentage of assets, fixed income securities (in hundredths)	40.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Real Estate, Range Minimum	0.00%
Net periodic benefit cost (benefit) [Abstract]
Curtailments and settlements	(1)	0	(16)
United States Pension Plans [Member]
Defined benefite plan, plan amendment [Abstract]
Effect of plan amendment on net periodic benefit costs recorded in accumulated other comprehensive loss		117
Target allocation percentages of assets [Abstract]
Target allocation percentage of assets, equity securities (in hundredths)	80.00%
Target allocation perentage of assets, fixed income securities (in hundredths)	20.00%
Percentage of US equity portfolio consisting of alternative investments, largely private equity partnerships (in hundredths)	5.00%
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	42	41	33
Interest cost on benefit obligation	28	27	43
Expected return on plan assets	(44)	(41)	(38)
Amortization of net actuarial loss	4	7	3
Amortization of prior service benefit	(12)	(12)	(3)
Net periodic benefit cost (benefit)	18	22	38
Curtailments and settlements	(1)	0	0
Total periodic benefit cost (benefit)	17	22	38
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial (gain) loss	31	(25)	47
Amortization of net actuarial loss	(4)	(7)	(3)
Prior service cost (benefit)	0	0	(114)
Amortization of prior service benefit	12	12	3
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	39	(20)	(67)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	56	2	(29)
Funded status of plan [Abstract]
Funded status of plan	(59)	(37)
Change in fair value of plan assets: [Roll Forward]
Balance, beginning of year	538	482
Actual return on plan assets	37	68
Employer contributions	30	30
Participants' contributions	0	0
Benefits paid	(27)	(42)
Currency impact	0	0
Balance, end of year	578	538	482
Change in benefit obligation: [Roll Forward]
Balance, beginning of year	575	548
Service cost	42	41
Interest cost	28	27	43
Participants' contributions	0	0
Plan amendment	0	0
Actuarial (gain) loss	21	3
Benefits paid	(29)	(44)
Curtailments	0	0
Currency impact	0	0
Balance, end of year	637	575	548
Foreign Pension Plans [Member]
Target allocation percentages of assets [Abstract]
Target allocation percentage of assets, equity securities minimum range (in hundredths)	40.00%
Target allocation percentage of assets, equity securities maximum range (in hundredths)	60.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities, Range Minimum	40.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities, Range Maximum	60.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Real Estate, Range Maximum	10.00%
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	32	30	34
Interest cost on benefit obligation	72	72	73
Expected return on plan assets	(94)	(87)	(86)
Amortization of net actuarial loss	40	35	41
Amortization of prior service benefit	(1)	(1)	(2)
Net periodic benefit cost (benefit)	49	49	60
Curtailments and settlements	0	0	(3)
Total periodic benefit cost (benefit)	49	49	57
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial (gain) loss	40	42	171
Amortization of net actuarial loss	(40)	(35)	(41)
Prior service cost (benefit)	6	0	0
Amortization of prior service benefit	1	1	2
Foreign currency	11	11	17
Total recognized in other comprehensive (income) loss	18	19	149
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	67	68	206
Funded status of plan [Abstract]
Funded status of plan	(146)	(144)
Change in fair value of plan assets: [Roll Forward]
Balance, beginning of year	1,598	1,475
Actual return on plan assets	35	115
Employer contributions	59	47
Participants' contributions	7	2
Benefits paid	(46)	(57)
Currency impact	31	16
Balance, end of year	1,684	1,598	1,475
Change in benefit obligation: [Roll Forward]
Balance, beginning of year	1,742	1,610
Service cost	32	30
Interest cost	72	72	73
Participants' contributions	7	2
Plan amendment	6	0
Actuarial (gain) loss	(20)	79
Benefits paid	(46)	(57)
Curtailments	0	(9)
Currency impact	37	15
Balance, end of year	1,830	1,742	1,610
United States Postretirement Benefit Plan [Member]
Defined benefite plan, plan amendment [Abstract]
Effect of plan amendment on net periodic benefit costs recorded in accumulated other comprehensive loss		15
Target allocation percentages of assets [Abstract]
Target allocation percentage of assets, equity securities (in hundredths)	80.00%
Target allocation perentage of assets, fixed income securities (in hundredths)	20.00%
Percentage of US equity portfolio consisting of alternative investments, largely private equity partnerships (in hundredths)	5.00%
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	3	3	3
Interest cost on benefit obligation	21	26	29
Expected return on plan assets	(21)	(20)	(20)
Amortization of net actuarial loss	14	16	8
Amortization of prior service benefit	(26)	(14)	(15)
Net periodic benefit cost (benefit)	(9)	11	5
Curtailments and settlements	0	0	(13)
Total periodic benefit cost (benefit)	(9)	11	(8)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial (gain) loss	12	(10)	125
Amortization of net actuarial loss	(14)	(16)	(8)
Prior service cost (benefit)	(194)	0	0
Amortization of prior service benefit	26	14	15
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	(170)	(12)	132
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(179)	(1)	124
Funded status of plan [Abstract]
Funded status of plan	(61)	(239)
Change in fair value of plan assets: [Roll Forward]
Balance, beginning of year	263	251
Actual return on plan assets	18	35
Employer contributions	0	1
Participants' contributions	0	0
Benefits paid	(23)	(24)
Currency impact	0	0
Balance, end of year	258	263	251
Change in benefit obligation: [Roll Forward]
Balance, beginning of year	502	490
Service cost	3	4
Interest cost	21	26	29
Participants' contributions	0	0
Plan amendment	(194)	0
Actuarial (gain) loss	8	4
Benefits paid	(21)	(22)
Curtailments	0	0
Currency impact	0	0
Balance, end of year	$ 319	$ 502	$ 490